UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 2004

Check here if Amendment [_]; Amendment           Number: ___
This Amendment (Check only one.):                [_]is a restatement.
                                                 [_]adds  new  holdings
                                                 entries.
Institutional Investment Manager Filing this     Report:

Name:     _Towle  & Co._________________________________________________________
Address:  _12855  Flushing Meadow Drive_________________________________________
          _St.  Louis, MO 63131_________________________________________________
          ______________________________________________________________________

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  _Peter J. Lewis, CFA___________
Title: _Chief Compliance Officer______
Phone: _(314) 822-0204________________

Signature, Place, and Date of Signing:

_Peter  J.  Lewis______           _St.  Louis,  MO_____           _11/23/04_____
[Signature]                         [City,  State]                   [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[_]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of  Other Included Managers:         _None.______________________________

Form  13F Information Table Entry Total:    _72_________________________________

Form  13F  Information  Table  Value Total: $176,106____________________________
                                            (thousands)

List of Other Included Managers: None.


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Acclaim Energy Tr Unit (Can)   Foreign Unit     00433B201      470   40000 SH       Sole    None      40000      -      -
Allmerica Financial            Common Stock     019754100     2376   88400 SH       Sole    None      30100      -  58300
Amcast Industrial Corp.        Common Stock     023395106      508  736439 SH       Sole    None     273062      - 463377
Amerada Hess Corp.             Common Stock     023551104     3912   43950 SH       Sole    None      14600      -  29350
AmeriServ Financial Inc.       Common Stock     03074a102     3351  670210 SH       Sole    None     226547      - 443663
Applied Micro Circuits Corp    Common Stock     03822W109      219   70000 SH       Sole    None      70000      -      -
Arkansas Best Corp.            Common Stock     040790107     7060  192800 SH       Sole    None      67203      - 125597
ArvinMeritor Inc.              Common Stock     043353101     2439  130100 SH       Sole    None      45300      -  84800
AXT Inc                        Common Stock     00246W103      370  250000 SH       Sole    None     250000      -      -
Baytex Entergy Tr (Canada)     Foreign Unit     073176109      409   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc.          Common Stock     07556q105     7091   66341 SH       Sole    None      22506      -  43835
Blair Corp.                    Common Stock     092828102     4532  160831 SH       Sole    None      51903      - 108928
Boyken Lodging Co.             Common Stock     103430104      463   55000 SH       Sole    None      55000      -      -
CNA Financial Corp.            Common Stock     126117100     3132  130450 SH       Sole    None      56100      -  74350
Coachmen Industries Inc.       Common Stock     189873102      743   47100 SH       Sole    None          -      -  47100
Commonwealth Industries Inc.   Common Stock     203004106     4603  492822 SH       Sole    None     166777      - 326045
Concord Camera Corp            Common Stock     206156101      398  215400 SH       Sole    None     215400      -      -
CP Ships Ltd                   Common Stock     22409v102     3550  290000 SH       Sole    None      99500      - 190500
Delta Woodside Industries      Common Stock     247909203      523  780315 SH       Sole    None     267525      - 512790
Descartes Systems Group Inc    Common Stock     249906108      232  200000 SH       Sole    None     200000      -      -
Enesco Group Inc.              Common Stock     292973104      213   31100 SH       Sole    None      31100      -      -
First Aviation Svc             Common Stock     31865W108      155   35000 SH       Sole    None      35000      -      -
First Citizens Bancshares Inc  Common Stock     31946m103     1939   16434 SH       Sole    None       5798      -  10636
Flexsteel Industries Inc.      Common Stock     339382103     3225  180242 SH       Sole    None      61324      - 118918
Footstar, Inc.                 Common Stock     344912100      391  110000 SH       Sole    None     110000      -      -
Giga-Tronics                   Common Stock     375175106      167  100000 SH       Sole    None     100000      -      -
HRPT Properties Trust Com      Common Stock     40426W101      330   30000 SH       Sole    None      30000      -      -
Hudson's Bay Co.               Foreign Stock    444204101     4994  477175 SH       Sole    None     159075      - 318100
Innovex, Inc                   Common Stock     457647105      224   55000 SH       Sole    None      55000      -      -
Insteel Industries Inc.        Common Stock     45774w108     8233  588100 SH       Sole    None     199613      - 388487
Integrated Silicon Solutions   Common Stock     45812P107      274   35000 SH       Sole    None      35000      -      -
Kellwood Co.                   Common Stock     488044108     3957  108546 SH       Sole    None      39900      -  68646
Korea Electric Power Corp.     Sponsored ADR    500631106     4179  396100 SH       Sole    None     166400      - 229700
L B Foster Co.                 Common Stock     350060109     4684  555662 SH       Sole    None     179220      - 376442
LandAmerica Financial Group    Common Stock     514936103     4444   97670 SH       Sole    None      34140      -  63530
Liberty Homes Inc.             Common Stock     530582204      121   26201 SH       Sole    None      11921      -  14280
Logicvision Inc                Common Stock     54140W107      374  220000 SH       Sole    None     220000      -      -
LSI Logic Corp                 Common Stock     502161102      442  100000 SH       Sole    None     100000      -      -
M/I Homes Inc.                 Common Stock     55305b101     7920  186618 SH       Sole    None      63918      - 122700
Manugistics Group Inc          Common Stock     565011103      238  100000 SH       Sole    None     100000      -      -
Max Worldwide, Inc             Common Stock     577940109       66  155000 SH       Sole    None     155000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905a101     2346  217200 SH       Sole    None      67400      - 149800
NewAlliance Bancshares Inc.    Common Stock     650203102     5348  372687 SH       Sole    None     125725      - 246962
Ohio Casualty Corp.            Common Stock     677240103     2978  142300 SH       Sole    None      36500      - 105800
Optibase LTD SE                Common Stock     M7524R108      258   60000 SH       Sole    None      60000      -      -
Peco II Inc                    Common Stock     705221109      201  300000 SH       Sole    None     300000      -      -
Pemstar Inc.                   Common Stock     706552106      228  125000 SH       Sole    None     125000      -      -
PMA Capital Corp.              Common Stock     693419202     3454  457381 SH       Sole    None     186143      - 271238
PXRE Group Ltd.                Common Stock     g73018106     2666  113900 SH       Sole    None      41300      -  72600
Quaker Fabric Corp.            Common Stock     747399103     2707  416387 SH       Sole    None     140062      - 276325
Ryerson Tull Inc.              Common Stock     78375p107     4878  284111 SH       Sole    None      87571      - 196540
Ryland Group Inc.              Common Stock     783764103     5776   62331 SH       Sole    None      21550      -  40781
SCM Microsystems, Inc.         Common Stock     784018103       62   22673 SH       Sole    None      22673      -      -
Sea Containers Ltd.            Common Stock     811371707     5652  371126 SH       Sole    None     126276      - 244850
Spartan Stores Inc.            Common Stock     846822104     5007 1245510 SH       Sole    None     431305      - 814205
Technology Solutions Co        Common Stock     87872T108      218  253750 SH       Sole    None     253750      -      -
Tecumseh Products Co.          Common Stock     878895200     3967   94753 SH       Sole    None      32538      -  62215
Tesoro Corp.                   Common Stock     881609101    13532  458241 SH       Sole    None     172741      - 285500
Torch Offshore Inc             Common Stock     891019101      414  180000 SH       Sole    None     180000      -      -
Toys R Us Inc.                 Common Stock     892335100     3866  217900 SH       Sole    None      69700      - 148200
Transpro Inc.                  Common Stock     893885103     3188  613600 SH       Sole    None     192400      - 421200
Trikon Technologies Inc        Common Stock     896187408      224  106000 SH       Sole    None     106000      -      -
Unifi Inc.                     Common Stock     904677101     2400 1052600 SH       Sole    None     352800      - 699800
United Retail Group            Common Stock     911380103      319  123000 SH       Sole    None     123000      -      -
Unumprovident Corp.            Common Stock     91529Y106      314   20000 SH       Sole    None      20000      -      -
Valero Energy Corp.            Common Stock     91913y100     6483   80825 SH       Sole    None      24500      -  56325
Virco Mfg Corp.                Common Stock     927651109     3042  400246 SH       Sole    None     128686      - 271560
Visteon Corp.                  Common Stock     92839u107     2828  354000 SH       Sole    None     111300      - 242700
Wellman, Inc.                  Common Stock     949702104      433   50000 SH       Sole    None      50000      -      -
Winn Dixie Stores Inc          Common Stock     974280109      216   70000 SH       Sole    None      70000      -      -
Worldquest Networks            Common Stock     98156W105       15    5700 SH       Sole    None       5700      -      -
Zomax Optical Media Inc        Common Stock     989929104      136   42500 SH       Sole    None      42500      -      -


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